Shareholder Report	12 Months Ended	120 Months Ended
	Nov. 30, 2024 USD ($) Holding	Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Copeland Trust
Entity Central Index Key	0001502745
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000233044
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class A
Trading Symbol	CISAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Additional Information Website	https://www.copelandfunds.com/copeland-funds/product-literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$126	1.23%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 126
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During this twelve-month period, the Class A shares of the Fund (with load) delivered a -0.91% return, trailing the 13.47% advance achieved by the MSCI World Ex USA Small Cap Net Index® and the 13.03% advance achieved by the MSCI ACWI ex USA Net Index. Equities benefited for much of the year from resilient economic data and easing inflation, which prompted central banks in key regions like Europe, Canada, and Australia to reduce interest rates. However, this favorable backdrop was tempered by challenges in specific markets. Some of the largest European economies, Germany and France, faced pressures from declining manufacturing prospects, weighing on overall performance. In Japan, an enhanced focus on shareholder value by corporate management had a positive impact on stock performance, particularly benefiting companies with previously underperforming business models, a headwind for Copeland given our focus on high quality companies. Global equity markets retreated toward the end of the fiscal year, as concerns over the U.S. Presidential election raised the specter of higher tariffs and inflationary pressures, negatively impacting international markets.

The real estate sector faced particular challenges during the year. Elevated interest rates and persistent inflation affected many real estate companies, despite the initial rate cuts. For example, Lifestyle Communities (LIC-AU, 0.0% at period end, position exited in July), an Australian retirement residential development company, saw earnings decline due to moderating sales and weak demand in the higher interest rate environment. Conversely, markets were favorable to companies positioned within the artificial intelligence (AI) sector. As a result, the Fund’s stock selection in the Technology sector was a drag on relative returns, as thematic AI stocks, often with little profitability, outperformed established dividend growers. Bytes Technology Group (BYIT, 1.35% at period end), a UK-based value-added IT services company and leading reseller of Microsoft software, experienced cyclical weakness in IT services demand following several years of strong performance, causing the stock to retreat. Nonetheless, its cash-rich balance sheet and robust free cash flow generation provide a foundation for continued dividend growth as market conditions stabilize.

Performance was aided by a strong return at Asics Corporation (7936-JP, 1.5% at period end), a leading Japanese sneaker company with a strong global brand equity. The firm delivered earnings well ahead of expectations, supported by increased market share, improved product mix and the elimination of unprofitable divisions. Leading German defense company Hensoldt AG (HAG-DE, 1.5% at period end) benefited from strong demand stemming from the Ukraine conflict and structural growth in European defense spending, bolstered by U.S. advocacy for increased defense investments among its allies.

Line Graph [Table Text Block]
	Copeland International Small Cap Fund - Class A	MSCI ACWI ex USA Index	MSCI WORLD ex USA Index
Dec-2021	$9,425	$10,000	$10,000
Nov-2022	$7,370	$8,490	$8,634
Nov-2023	$7,619	$9,276	$9,608
Nov-2024	$8,011	$10,485	$10,902

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class A
Without Load	5.15%	-5.41%
With Load	-0.91%	-7.31%
MSCI ACWI ex USA Index	13.03%	1.63%
MSCI WORLD ex USA Index	13.47%	3.00%

Performance Inception Date		Dec. 28, 2021
AssetsNet	$ 559,948	$ 559,948
Holdings Count | Holding	73	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$559,948 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$0 Portfolio Turnover48%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Utilities	2.7%
Energy	2.7%
Communications	3.2%
Money Market Funds	4.6%
Health Care	4.6%
Consumer Staples	6.0%
Consumer Discretionary	9.3%
Technology	9.8%
Real Estate	9.9%
Materials	12.0%
Financials	14.9%
Industrials	22.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.6%
Maruwa Company Ltd.	2.5%
Air Lease Corporation	2.1%
Diploma plc	2.1%
TMX Group Ltd.	2.1%
Scout24 A.G.	2.1%
OPAP S.A.	2.0%
Kotobuki Spirits Company Ltd.	1.9%
Ventia Services Group Pty Ltd.	1.9%
Chiba Bank Ltd. (The)	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the year ended November 30, 2024.
C000233045
Shareholder Report [Line Items]
Fund Name	Copeland International Small Cap Fund
Class Name	Class I
Trading Symbol	CSIIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Copeland International Small Cap Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Additional Information Website	https://www.copelandfunds.com/copeland-funds/product-literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$101	0.98%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 101
Expense Ratio, Percent	0.98%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During this twelve-month period, the Class I shares of the Fund delivered a 5.28% return, trailing the 13.47% advance achieved by the MSCI World Ex USA Small Cap Net Index® and the 12.31% advance achieved by the MSCI ACWI ex USA Net Index. Equities benefited for much of the year from resilient economic data and easing inflation, which prompted central banks in key regions like Europe, Canada, and Australia to reduce interest rates. However, this favorable backdrop was tempered by challenges in specific markets. Some of the largest European economies, Germany and France, faced pressures from declining manufacturing prospects, weighing on overall performance. In Japan, an enhanced focus on shareholder value by corporate management had a positive impact on stock performance, particularly benefiting companies with previously underperforming business models, a headwind for Copeland given our focus on high quality companies. Global equity markets retreated toward the end of the fiscal year, as concerns over the U.S. Presidential election raised the specter of higher tariffs and inflationary pressures, negatively impacting international markets.

The real estate sector faced particular challenges during the year. Elevated interest rates and persistent inflation affected many real estate companies, despite the initial rate cuts. For example, Lifestyle Communities (LIC-AU, 0.0% at period end, position exited in July), an Australian retirement residential development company, saw earnings decline due to moderating sales and weak demand in the higher interest rate environment. Conversely, markets were favorable to companies positioned within the artificial intelligence (AI) sector. As a result, the Fund’s stock selection in the Technology sector was a drag on relative returns, as thematic AI stocks, often with little profitability, outperformed established dividend growers. Bytes Technology Group (BYIT, 1.35% at period end), a UK-based value-added IT services company and leading reseller of Microsoft software, experienced cyclical weakness in IT services demand following several years of strong performance, causing the stock to retreat. Nonetheless, its cash-rich balance sheet and robust free cash flow generation provide a foundation for continued dividend growth as market conditions stabilize.

Performance was aided by a strong return at Asics Corporation (7936-JP, 1.5% at period end), a leading Japanese sneaker company with a strong global brand equity. The firm delivered earnings well ahead of expectations, supported by increased market share, improved product mix and the elimination of unprofitable divisions. Leading German defense company Hensoldt AG (HAG-DE, 1.5% at period end) benefited from strong demand stemming from the Ukraine conflict and structural growth in European defense spending, bolstered by U.S. advocacy for increased defense investments among its allies.

Line Graph [Table Text Block]
	Copeland International Small Cap Fund - Class I	MSCI ACWI ex US Small Cap Net TR	MSCI WORLD ex USA Index
Dec-2021	$10,000	$10,000	$10,000
Nov-2022	$7,820	$8,064	$8,634
Nov-2023	$8,084	$8,784	$9,608
Nov-2024	$8,510	$9,866	$10,902

Average Annual Return [Table Text Block]
	1 Year	Since Inception (December 28, 2021)
Copeland International Small Cap Fund - Class I	5.28%	-5.37%
MSCI ACWI ex US Small Cap Net TR	12.31%	-0.46%
MSCI WORLD ex USA Index	13.47%	3.00%

Performance Inception Date		Dec. 28, 2021
AssetsNet	$ 559,948	$ 559,948
Holdings Count | Holding	73	73
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	48.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$559,948 Number of Portfolio Holdings73 Advisory Fee (net of waivers)$0 Portfolio Turnover48%
Holdings [Text Block]

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.3%
Utilities	2.7%
Energy	2.7%
Communications	3.2%
Money Market Funds	4.6%
Health Care	4.6%
Consumer Staples	6.0%
Consumer Discretionary	9.3%
Technology	9.8%
Real Estate	9.9%
Materials	12.0%
Financials	14.9%
Industrials	22.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Northern Institutional Treasury Portfolio	4.6%
Maruwa Company Ltd.	2.5%
Air Lease Corporation	2.1%
Diploma plc	2.1%
TMX Group Ltd.	2.1%
Scout24 A.G.	2.1%
OPAP S.A.	2.0%
Kotobuki Spirits Company Ltd.	1.9%
Ventia Services Group Pty Ltd.	1.9%
Chiba Bank Ltd. (The)	1.9%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the year ended November 30, 2024.
C000095114
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class A
Trading Symbol	CDGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$135	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 135
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class A shares of the Fund delivered a 17.92% return (with load), versus the 33.89% gain registered by the S&P 500 Index and the 34.49% advance posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index advanced 28.8% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. Sleep-oriented medical device maker ResMed (RMD, 1.8% of holdings at period end) rose nearly 60% during the period on new product introductions, manufacturing efficiencies, price increases, and a lower R&D cost ratio. Revenues expanded by a healthy 11% in the September quarter while earnings surged 34% higher. Financial sector constituent Hamilton Lane (HLNE, 1.8% of holdings at period end), doubled in market price during the period. In August, the private market investment firm reported a significant upside earnings surprise. Better than expected, high margin, incentive fees overcame the headwinds posed by a generally challenging environment.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Starbucks (SBUX, 0.0% of holdings at period end, position exited in May) was the worst performer in the Fund, falling 26% while we held a position in the company. In April, the coffee purveyor reported disappointing quarterly results and sharply lowered fiscal year 2024 guidance.

Industrials sector constituent Insperity (NSP, 0.0% of holdings at period end) dipped 16% while we held a position in the shares. The leading provider of HR solutions for small businesses was adversely impacted by a slowdown in client growth, reflective of emerging weakness in overall U.S. employment growth. NSP slowed its dividend growth to only 5% this year, which led us to exit our position in the shares in March.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class A	Russell 3000® Total Return Index	S&P 500® Index
Nov-2014	$9,427	$10,000	$10,000
Nov-2015	$8,760	$10,258	$10,275
Nov-2016	$8,803	$11,111	$11,103
Nov-2017	$10,707	$13,585	$13,642
Nov-2018	$11,820	$14,336	$14,498
Nov-2019	$11,968	$16,557	$16,834
Nov-2020	$12,236	$19,706	$19,773
Nov-2021	$14,889	$24,897	$25,294
Nov-2022	$14,307	$22,207	$22,964
Nov-2023	$15,015	$25,007	$26,142
Nov-2024	$18,789	$33,631	$35,002

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class A
Without Load	25.13%	9.44%	7.14%
With Load	17.92%	8.15%	6.51%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%
S&P 500® Index	33.89%	15.77%	13.35%

AssetsNet	$ 39,932,857	$ 39,932,857
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,932,857 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	2.1%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	1.8%
ResMed, Inc.	1.8%
Hamilton Lane, Inc., CLASS A	1.8%
Microsoft Corporation	1.8%
Amphenol Corporation, Class A	1.8%
Sherwin-Williams Company (The)	1.7%
Visa, Inc., Class A	1.7%
Morgan Stanley	1.7%

Material Fund Change [Text Block]

Material Fund Changes

On November 18, 2024, the Fund announced that, effective January 18, 2025, the definition of "dividend growth" securities in the Fund's investment strategies would change from securities that have increased their dividend for a minimum of five consecutive years to securities that pay a dividend and have raised their dividend in the most recent annual period.

C000109647
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class C
Trading Symbol	CDCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class CFootnote Reference*	$219	1.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 219
Expense Ratio, Percent	1.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class C shares of the Fund delivered a 24.25% return, versus the 33.89% gain registered by the S&P 500 Index and the 34.49% advance posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index advanced 28.8% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. Sleep-oriented medical device maker ResMed (RMD, 1.8% of holdings at period end) rose nearly 60% during the period on new product introductions, manufacturing efficiencies, price increases, and a lower R&D cost ratio. Revenues expanded by a healthy 11% in the September quarter while earnings surged 34% higher. Financial sector constituent Hamilton Lane (HLNE, 1.8% of holdings at period end), doubled in market price during the period. In August, the private market investment firm reported a significant upside earnings surprise. Better than expected, high margin, incentive fees overcame the headwinds posed by a generally challenging environment.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Starbucks (SBUX, 0.0% of holdings at period end, position exited in May) was the worst performer in the Fund, falling 26% while we held a position in the company. In April, the coffee purveyor reported disappointing quarterly results and sharply lowered fiscal year 2024 guidance.

Industrials sector constituent Insperity (NSP, 0.0% of holdings at period end) dipped 16% while we held a position in the shares. The leading provider of HR solutions for small businesses was adversely impacted by a slowdown in client growth, reflective of emerging weakness in overall U.S. employment growth. NSP slowed its dividend growth to only 5% this year, which led us to exit our position in the shares in March.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class C	Russell 3000® Total Return Index	S&P 500® Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,226	$10,258	$10,275
Nov-2016	$9,198	$11,111	$11,103
Nov-2017	$11,100	$13,585	$13,642
Nov-2018	$12,168	$14,336	$14,498
Nov-2019	$12,224	$16,557	$16,834
Nov-2020	$12,408	$19,706	$19,773
Nov-2021	$14,982	$24,897	$25,294
Nov-2022	$14,289	$22,207	$22,964
Nov-2023	$14,882	$25,007	$26,142
Nov-2024	$18,492	$33,631	$35,002

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class C	24.25%	8.63%	6.34%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%
S&P 500® Index	33.89%	15.77%	13.35%

AssetsNet	$ 39,932,857	$ 39,932,857
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,932,857 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	2.1%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	1.8%
ResMed, Inc.	1.8%
Hamilton Lane, Inc., CLASS A	1.8%
Microsoft Corporation	1.8%
Amphenol Corporation, Class A	1.8%
Sherwin-Williams Company (The)	1.7%
Visa, Inc., Class A	1.7%
Morgan Stanley	1.7%

Material Fund Change [Text Block]

Material Fund Changes

On November 18, 2024, the Fund announced that, effective January 18, 2025, the definition of "dividend growth" securities in the Fund's investment strategies would change from securities that have increased their dividend for a minimum of five consecutive years to securities that pay a dividend and have raised their dividend in the most recent annual period.

C000124573
Shareholder Report [Line Items]
Fund Name	Copeland Dividend Growth Fund
Class Name	Class I
Trading Symbol	CDIVX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Copeland Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$118	1.05%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class I shares of the Fund delivered a 25.31% return versus the 33.89% gain registered by the S&P 500 Index and the 34.49% advance posted by the Russell 3000 Index. Anecdotally, the S&P 500 Equal Weighted Index advanced 28.8% during the period, reflective of the outsized performance of mega-capitalization technology stocks relative to the broader market.

Our stock selection in the Healthcare sector bolstered Fund returns. Sleep-oriented medical device maker ResMed (RMD, 1.8% of holdings at period end) rose nearly 60% during the period on new product introductions, manufacturing efficiencies, price increases, and a lower R&D cost ratio. Revenues expanded by a healthy 11% in the September quarter while earnings surged 34% higher. Financial sector constituent Hamilton Lane (HLNE, 1.8% of holdings at period end), doubled in market price during the period. In August, the private market investment firm reported a significant upside earnings surprise. Better than expected, high margin, incentive fees overcame the headwinds posed by a generally challenging environment.

Our stock selection in the Consumer Discretionary sector was a drag on Fund returns. Reflective of our relative underperformance, Fund holding Starbucks (SBUX, 0.0% of holdings at period end, position exited in May) was the worst performer in the Fund, falling 26% while we held a position in the company. In April, the coffee purveyor reported disappointing quarterly results and sharply lowered fiscal year 2024 guidance.

Industrials sector constituent Insperity (NSP, 0.0% of holdings at period end) dipped 16% while we held a position in the shares. The leading provider of HR solutions for small businesses was adversely impacted by a slowdown in client growth, reflective of emerging weakness in overall U.S. employment growth. NSP slowed its dividend growth to only 5% this year, which led us to exit our position in the shares in March.

Line Graph [Table Text Block]
	Copeland Dividend Growth Fund - Class I	Russell 3000® Total Return Index	S&P 500® Index
Nov-2014	$10,000	$10,000	$10,000
Nov-2015	$9,313	$10,258	$10,275
Nov-2016	$9,375	$11,111	$11,103
Nov-2017	$11,412	$13,585	$13,642
Nov-2018	$12,617	$14,336	$14,498
Nov-2019	$12,797	$16,557	$16,834
Nov-2020	$13,105	$19,706	$19,773
Nov-2021	$15,980	$24,897	$25,294
Nov-2022	$15,369	$22,207	$22,964
Nov-2023	$16,158	$25,007	$26,142
Nov-2024	$20,248	$33,631	$35,002

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Copeland Dividend Growth Fund - Class I	25.31%	9.61%	7.31%
Russell 3000® Total Return Index	34.49%	15.23%	12.89%
S&P 500® Index	33.89%	15.77%	13.35%

AssetsNet	$ 39,932,857	$ 39,932,857
Holdings Count | Holding	71	71
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	32.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$39,932,857 Number of Portfolio Holdings71 Advisory Fee (net of waivers)$0 Portfolio Turnover32%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	99.9%
Money Market Funds	0.1%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Apple, Inc.	2.1%
Broadcom, Inc.	2.1%
UnitedHealth Group, Inc.	1.8%
ResMed, Inc.	1.8%
Hamilton Lane, Inc., CLASS A	1.8%
Microsoft Corporation	1.8%
Amphenol Corporation, Class A	1.8%
Sherwin-Williams Company (The)	1.7%
Visa, Inc., Class A	1.7%
Morgan Stanley	1.7%

Material Fund Change [Text Block]

Material Fund Changes

On November 18, 2024, the Fund announced that, effective January 18, 2025, the definition of "dividend growth" securities in the Fund's investment strategies would change from securities that have increased their dividend for a minimum of five consecutive years to securities that pay a dividend and have raised their dividend in the most recent annual period.

C000209896
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class A
Trading Symbol	CSDGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Additional Information Website	https://www.copelandfunds.com/copeland-funds/product-literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class AFootnote Reference*	$134	1.20%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 134
Expense Ratio, Percent	1.20%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class A shares of the Fund delivered a 15.65% return (with load), trailing the 34.10% advance posted by the Russell 2500 Index and the 34.49% advance posted by the Russell 3000 Index. Equities have been bolstered by the elixir of strong economic data combined with softening inflation figures that enabled the Federal Reserve to begin lowering interest rates. Markets closed the period with an ebullient rally as the Presidential election raised the prospects of more market friendly regulations and policies.

The environment was also notably positive for companies exposed to artificial intelligence (AI) and quantum computing, regardless of current profitability levels. As a result, the Fund’s stock selection in the Technology sector, where many of these thematic stocks reside, was a drag on relative returns. Fund holding Power Integrations (POWI, 1.5% of holdings at period end), a leading competitor in the analog power conversion market, declined during the period as demand was cyclically weak for its semiconductors used in consumer electronics, appliances and autos. We expect that a cash rich balance sheet will allow dividends to rise at a modest pace until inventory corrections end and key markets recover in 2025. Meanwhile, Concentrix (CNXC, 1.1% of holdings) retreated as investors fear that the company will be harmed by the emergence of new technologies using AI. The company provides customer experience outsourcing services via both human and AI tools, which could be more of an opportunity than a threat, given a large pipeline of AI customer projects. As a sign of confidence in its future growth, Concentrix announced a 10% dividend increase, its third year in a row at that pace.

Performance was aided by a strong return at Hamilton Lane (HLNE, 2.4% of holdings), a provider of private market investment solutions. During the period the firm delivered earnings well ahead of expectations, led by rapid growth in assets under management and incentive fees, reflecting solid monetization activity of underlying investments. Meanwhile, medical device manufacturer LeMaitre Vascular (LMAT, 2.1% of holdings) delivered accelerating sales and earnings aided by an uptick in procedures performed at hospitals as nursing shortages and COVID concerns subsided. This was augmented by impressive pricing power backed by its dominant competitive position in the open vascular surgery market.

Line Graph [Table Text Block]
	Copeland SMID Cap Dividend Growth Fund - Class A	Russell 2500® Index	Russell 3000® Total Return Index
Feb-2019	$9,423	$10,000	$10,000
Nov-2019	$10,806	$11,058	$11,667
Nov-2020	$11,318	$12,591	$13,887
Nov-2021	$13,644	$15,504	$17,545
Nov-2022	$13,030	$13,898	$15,649
Nov-2023	$13,350	$13,863	$17,623
Nov-2024	$16,380	$18,591	$23,700

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (February 11, 2019)
Copeland SMID Cap Dividend Growth Fund - Class A
Without Load	22.69%	8.67%	10.00%
With Load	15.65%	7.39%	8.88%
Russell 2500® Index	34.10%	10.95%	11.28%
Russell 3000® Total Return Index	34.49%	15.23%	16.04%

Performance Inception Date		Feb. 11, 2019
AssetsNet	$ 199,473,303	$ 199,473,303
Holdings Count | Holding	70	70
Advisory Fees Paid, Amount	$ 527,613
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$199,473,303 Number of Portfolio Holdings70 Advisory Fee (net of waivers)$527,613 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hamilton Lane, Inc., CLASS A	2.4%
Encompass Health Corporation	2.2%
Cohen & Steers, Inc.	2.2%
Ensign Group, Inc. (The)	2.1%
LeMaitre Vascular, Inc.	2.1%
Valmont Industries, Inc.	2.0%
Reliance, Inc.	1.9%
Kinsale Capital Group, Inc.	2.0%
Standex International Corporation	1.9%
GFL Environmental, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the year ended November 30, 2024.
C000178802
Shareholder Report [Line Items]
Fund Name	Copeland SMID Cap Dividend Growth Fund
Class Name	Class I
Trading Symbol	CSMDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Copeland SMID Cap Dividend Growth Fund for the period of December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.copelandfunds.com/copeland-funds/product-literature. You can also request this information by contacting us at 1-888-926-7352.
Additional Information Phone Number	1-888-926-7352
Additional Information Website	https://www.copelandfunds.com/copeland-funds/product-literature
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class IFootnote Reference*	$106	0.95%

* During the period, fees were waived and/or expenses reimbursed pursuant to an agreement with the Fund's investment adviser, Copeland Capital Management, LLC. If the agreement is not extended in the future, expenses could be higher.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

During the twelve-month period, the Class I shares of the Fund delivered a 22.95% return, trailing the 34.10% advance posted by the Russell 2500 Index and the 34.49% advance posted by the Russell 3000 Index. Equities have been bolstered by the elixir of strong economic data combined with softening inflation figures that enabled the Federal Reserve to begin lowering interest rates. Markets closed the period with an ebullient rally as the Presidential election raised the prospects of more market friendly regulations and policies.

The environment was also notably positive for companies exposed to artificial intelligence (AI) and quantum computing, regardless of current profitability levels. As a result, the Fund’s stock selection in the Technology sector, where many of these thematic stocks reside, was a drag on relative returns. Fund holding Power Integrations (POWI, 1.5% of holdings at period end), a leading competitor in the analog power conversion market, declined during the period as demand was cyclically weak for its semiconductors used in consumer electronics, appliances and autos. We expect that a cash rich balance sheet will allow dividends to rise at a modest pace until inventory corrections end and key markets recover in 2025. Meanwhile, Concentrix (CNXC, 1.1% of holdings) retreated as investors fear that the company will be harmed by the emergence of new technologies using AI. The company provides customer experience outsourcing services via both human and AI tools, which could be more of an opportunity than a threat, given a large pipeline of AI customer projects. As a sign of confidence in its future growth, Concentrix announced a 10% dividend increase, its third year in a row at that pace.

Performance was aided by a strong return at Hamilton Lane (HLNE, 2.4% of holdings), a provider of private market investment solutions. During the period the firm delivered earnings well ahead of expectations, led by rapid growth in assets under management and incentive fees, reflecting solid monetization activity of underlying investments. Meanwhile, medical device manufacturer LeMaitre Vascular (LMAT, 2.1% of holdings) delivered accelerating sales and earnings aided by an uptick in procedures performed at hospitals as nursing shortages and COVID concerns subsided. This was augmented by impressive pricing power backed by its dominant competitive position in the open vascular surgery market.

Line Graph [Table Text Block]
	Copeland SMID Cap Dividend Growth Fund - Class I	Russell 2500® Index	Russell 3000® Total Return Index
Feb-2017	$10,000	$10,000	$10,000
Nov-2017	$11,100	$11,089	$11,304
Nov-2018	$11,629	$11,245	$11,928
Nov-2019	$13,387	$12,529	$13,776
Nov-2020	$14,053	$14,265	$16,397
Nov-2021	$16,988	$17,566	$20,716
Nov-2022	$16,256	$15,746	$18,478
Nov-2023	$16,703	$15,707	$20,808
Nov-2024	$20,537	$21,064	$27,983

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception (February 27, 2017)
Copeland SMID Cap Dividend Growth Fund - Class I	22.95%	8.94%	9.72%
Russell 2500® Index	34.10%	10.95%	10.08%
Russell 3000® Total Return Index	34.49%	15.23%	14.19%

Performance Inception Date		Feb. 27, 2017
AssetsNet	$ 199,473,303	$ 199,473,303
Holdings Count | Holding	70	70
Advisory Fees Paid, Amount	$ 527,613
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$199,473,303 Number of Portfolio Holdings70 Advisory Fee (net of waivers)$527,613 Portfolio Turnover24%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	98.4%
Money Market Funds	1.6%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Hamilton Lane, Inc., CLASS A	2.4%
Encompass Health Corporation	2.2%
Cohen & Steers, Inc.	2.2%
Ensign Group, Inc. (The)	2.1%
LeMaitre Vascular, Inc.	2.1%
Valmont Industries, Inc.	2.0%
Reliance, Inc.	1.9%
Kinsale Capital Group, Inc.	2.0%
Standex International Corporation	1.9%
GFL Environmental, Inc.	1.8%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occured during the year ended November 30, 2024.